SHAREHOLDERS' EQUITY (Schedule of Assumptions of Fair Value of Stock Options Granted) (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends yields	0.00%	0.00%
Weighted average grant date fair value	$ 5.36	$ 9.63
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	51.70%	50.40%
Expected term (in years)	5 years 6 months	5 years 6 months
Risk free rate	0.31%	1.53%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	56.20%	65.90%
Expected term (in years)	7 years	7 years
Risk free rate	1.03%	2.63%